Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 142,554	$ 81,817	$ (102,323)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, amortization and accretion	257,313	220,835	207,114
Deferred income taxes	48,073	8,276	(74,704)
Excess tax benefit from stock-based compensation	(9,004)	(560)	(170)
Reduction in value of assets	46,096	32,004	212,527
Reduction in value of equity-method investments			36,486
Stock based and performance share unit compensation expense	14,032	27,207	11,785
Retirement and deferred compensation plans expense	1,990	4,825	1,550
(Earnings) losses from equity-method investments, net of cash received	(13,152)	2,905	28,606
Amortization of debt acquisition costs and note discount	25,178	23,954	21,744
Gain on sale of businesses	(8,558)	(1,083)	(2,084)
Other reconciling items, net	(6,426)	(4,708)
Changes in operating assets and liabilities, net of acquisitions and dispositions:
Accounts receivable	(86,814)	(89,800)	25,609
Inventory and other current assets	2,182	85,687	(51,320)
Accounts payable	40,289	20,303	(24,637)
Accrued expenses	24,961	14,754	(41,264)
Decommissioning liabilities	(504)	(1,759)
Income taxes	(1,378)	10,510	(2,301)
Other, net	15,972	20,806	29,485
Net cash provided by operating activities	492,804	455,973	276,103
Cash flows from investing activities:
Payments for capital expenditures	(484,648)	(323,244)	(286,277)
Acquisitions of businesses, net of cash acquired	(1,748)	(276,077)	(1,247)
Proceeds from sale of businesses	22,349	5,250	7,716
Change in restricted cash held for acquisition of a business	(785,280)
Purchases of short-term investments	(223,491)
Proceeds from sale of short-term investments	223,630
Cash contributed to equity-method investment			(8,694)
Other	(721)	(9,402)	(3,769)
Net cash used in investing activities	(1,249,909)	(603,473)	(292,271)
Cash flows from financing activities:
Net (payments) borrowings from revolving line of credit	(100,000)	(2,000)	177,000
Proceeds from issuance of long-term debt	1,300,000
Principal payments of long-term debt	(400,810)	(810)	(810)
Payment of debt issuance costs	(24,428)	(5,182)	(2,308)
Proceeds from exercise of stock options	10,263	927	375
Excess tax benefit from stock-based compensation	9,004	560	170
Proceeds from issuance of stock through employee benefit plans	2,206	1,891	1,958
Other	(9,662)	(3,443)
Net cash provided by (used in) financing activities	786,573	(8,057)	176,385
Effect of exchange rate changes on cash	79	(221)	1,435
Net increase (decrease) in cash and cash equivalents	29,547	(155,778)	161,652
Cash and cash equivalents at beginning of year	50,727	206,505	44,853
Cash and cash equivalents at end of year	$ 80,274	$ 50,727	$ 206,505